Unaudited Interim Condensed Consolidated Statements Of Operations (Parentheticals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commissions	$ 2,180,754	$ 4,225,049
Related Party [Member]
Commissions	480,707	918,371
Vessels operating expenses related party	516,198	462,891
Dry-docking expenses related party	0	81,622
General and administrative expenses related party	2,465,856	2,709,452
Interest income related party	$ 511,747	$ 339,494